The Gabelli Global Utility & Income Trust
Schedule of Investments — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 82.6%
ENERGY AND UTILITIES  — 39.5%
Alternative Energy  — 3.2%
Non U.S. Companies
1,950 Brookfield Renewable Corp., Cl. A ........ $ 75,679
68,000 Siemens Gamesa Renewable Energy SA† . 1,734,467
8,500 Vestas Wind Systems A/S ............... 340,927
U.S. Companies
36,814 NextEra Energy Partners LP ............. 2,774,303
7,500 Ormat Technologies Inc. ................ 499,575
450 SolarEdge Technologies Inc.† ............ 119,349
5,544,300
Diversified Industrial  — 1.7%
Non U.S. Companies
16,000 Bouygues SA .......................... 665,356
18,000 Jardine Matheson Holdings Ltd. ......... 954,720
U.S. Companies
29,000 Flowserve Corp. ........................ 1,005,430
2,750 General Electric Co. ..................... 283,333
4,500 Mueller Water Products Inc., Cl. A ........ 68,490
2,977,329
Electric Transmission and Distribution  — 2.4%
Non U.S. Companies
8,500 Algonquin Power & Utilities Corp. ........ 124,621
1,700 Boralex Inc., Cl. A ...................... 50,197
28,000 Enel Chile SA, ADR ..................... 67,480
12,000 Fortis Inc. ............................. 532,354
1,250 Fortis Inc. ............................. 55,413
8,600 Landis+Gyr Group AG ................... 557,369
1,100 Orsted AS ............................. 145,433
20,000 Red Electrica Corp. SA .................. 401,021
U.S. Companies
2,400 Consolidated Edison Inc. ................ 174,216
350 Sempra Energy ......................... 44,275
30,000 Twin Disc Inc.† ......................... 319,800
6,000 Unitil Corp. ............................ 256,680
16,300 WEC Energy Group Inc. ................. 1,437,660
4,166,519
Energy and Utilities: Integrated  — 21.6%
Non U.S. Companies
140,000 A2A SpA .............................. 287,931
10,000 Chubu Electric Power Co. Inc. ........... 118,738
152,000 Datang International Power Generation Co.
Ltd., Cl. H ........................... 29,288
2,000 E.ON SE ............................... 24,483
14,000 E.ON SE, ADR .......................... 171,500
20,615 EDP - Energias de Portugal SA ........... 108,293
9,000 EDP - Energias de Portugal SA, ADR ..... 473,445
15,000 Electric Power Development Co. Ltd. ..... 217,934
Shares
Market
Value
35,000 Emera Inc. ............................. $ 1,585,031
8,500 Endesa SA ............................. 171,517
28,000 Enel Americas SA, ADR ................. 163,800
157,000 Enel SpA .............................. 1,209,557
4,000 Eni SpA ............................... 53,497
6,000 Eni SpA, ADR .......................... 160,500
230,000 Hera SpA .............................. 942,063
12,000 Hokkaido Electric Power Co. Inc. ......... 57,685
18,000 Hokuriku Electric Power Co. ............. 97,525
14,000 Huaneng Power International Inc., ADR ... 294,420
216,600 Iberdrola SA ........................... 2,178,804
1,800 Innergex Renewable Energy Inc. ......... 28,849
36,000 Korea Electric Power Corp., ADR ......... 355,320
25,000 Kyushu Electric Power Co. Inc. .......... 190,709
12,000 Shikoku Electric Power Co. Inc. .......... 83,669
15,000 The Chugoku Electric Power Co. Inc. ..... 137,338
14,000 The Kansai Electric Power Co. Inc. ....... 136,547
7,000 Tohoku Electric Power Co. Inc. ........... 51,700
100 Uniper SE ............................. 4,176
2,000 Verbund AG ............................ 203,175
U.S. Companies
2,000 ALLETE Inc. ........................... 119,040
900 Alliant Energy Corp. .................... 50,382
18,500 Ameren Corp. .......................... 1,498,500
25,000 American Electric Power Co. Inc. ......... 2,029,500
17,600 Avangrid Inc. .......................... 855,360
18,000 Avista Corp. ........................... 704,160
600 Black Hills Corp. ........................ 37,656
500 CMS Energy Corp. ...................... 29,865
10,500 Dominion Energy Inc. ................... 766,710
1,000 DTE Energy Co. ........................ 111,710
10,700 Duke Energy Corp. ..................... 1,044,213
500 Entergy Corp. .......................... 49,655
2,000 Eos Energy Enterprises Inc.† ............ 28,060
17,000 Evergy Inc. ............................ 1,057,400
20,700 Eversource Energy ...................... 1,692,432
380,000 Gulf Coast Ultra Deep Royalty Trust ...... 9,044
16,000 Hawaiian Electric Industries Inc. ......... 653,280
10,000 MGE Energy Inc. ....................... 735,000
21,200 NextEra Energy Inc. ..................... 1,664,624
36,000 NiSource Inc. .......................... 872,280
11,000 NorthWestern Corp. .................... 630,300
35,000 OGE Energy Corp. ...................... 1,153,600
14,000 Otter Tail Corp. ......................... 783,580
13,500 PG&E Corp.† .......................... 129,600
14,000 Pinnacle West Capital Corp. ............. 1,013,040
35,000 PNM Resources Inc. .................... 1,731,800
40,000 Portland General Electric Co. ............ 1,879,600
9,900 PPL Corp. ............................. 276,012
15,000 Public Service Enterprise Group Inc. ..... 913,500
121,500 The AES Corp. ......................... 2,773,845

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
ENERGY AND UTILITIES (Continued)
Energy and Utilities: Integrated (Continued)
U.S. Companies (Continued)
19,000 The Southern Co. ....................... $ 1,177,430
18,500 Xcel Energy Inc. ........................ 1,156,250
37,164,922
Environmental Services  — 0.3%
Non U.S. Companies
2,500 Cia de Saneamento Basico do Estado de
Sao Paulo, ADR ...................... 17,700
2,500 Suez SA ............................... 57,006
13,000 Veolia Environnement SA ................ 398,449
473,155
Independent Power Producers and Energy
Traders  — 0.1%
Non U.S. Companies
3,000 Atlantica Sustainable Infrastructure plc ... 103,530
Natural Gas Integrated  — 2.6%
Non U.S. Companies
80,000 Snam SpA ............................. 444,436
1,100 TC Energy Corp. ........................ 52,899
U.S. Companies
500 DT Midstream Inc. ...................... 23,120
30,000 Kinder Morgan Inc. ..................... 501,900
61,000 National Fuel Gas Co. ................... 3,203,720
4,000 ONEOK Inc. ............................ 231,960
4,458,035
Natural Gas Utilities  — 2.3%
Non U.S. Companies
1,500 Enagas SA ............................. 33,369
1,000 Engie SA .............................. 13,138
9,800 Engie SA, ADR ......................... 129,557
16,000 Italgas SpA ............................ 102,676
101,000 National Grid plc ....................... 1,203,829
15,700 National Grid plc, ADR .................. 936,191
U.S. Companies
6,000 Atmos Energy Corp. .................... 529,200
1,700 Chesapeake Utilities Corp. ............... 204,085
1,300 ONE Gas Inc. .......................... 82,381
10,000 Southwest Gas Holdings Inc. ............ 668,800
2,000 Spire Inc. .............................. 122,360
4,025,586
Natural Resources  — 0.4%
Non U.S. Companies
12,000 Cameco Corp. .......................... 260,760
250 Linde plc .............................. 73,345
Shares
Market
Value
U.S. Companies
4,000 APA Corp. ............................. $ 85,720
2,000 Diamondback Energy Inc. ............... 189,340
609,165
Oil  — 0.6%
Non U.S. Companies
14,000 BP plc, ADR ........................... 382,620
3,000 PetroChina Co. Ltd., ADR ............... 140,340
10,000 Petroleo Brasileiro SA, ADR ............. 103,400
8,000 Royal Dutch Shell plc, Cl. A, ADR ........ 356,560
U.S. Companies
1,000 ConocoPhillips ......................... 67,770
1,050,690
Services  — 2.6%
Non U.S. Companies
1,000 ABB Ltd. ............................... 33,682
35,000 ABB Ltd., ADR ......................... 1,167,600
23,000 Enbridge Inc. .......................... 915,400
5,726 First Sensor AG ........................ 287,860
U.S. Companies
29,500 AZZ Inc. ............................... 1,569,400
1,500 Dril-Quip Inc.† ......................... 37,770
20,000 Halliburton Co. ......................... 432,400
4,444,112
Water  — 1.7%
Non U.S. Companies
5,000 Consolidated Water Co. Ltd. ............. 57,000
40,000 Fluence Corp. Ltd.† ..................... 5,205
2,000 Fluidra SA ............................. 79,810
34,000 Severn Trent plc ........................ 1,192,934
35,000 United Utilities Group plc ................ 456,688
U.S. Companies
500 Artesian Resources Corp., Cl. A .......... 19,085
5,400 California Water Service Group .......... 318,222
6,500 Essential Utilities Inc. ................... 299,520
1,000 Middlesex Water Co. .................... 102,780
7,000 SJW Group ............................ 462,420
2,993,664
TOTAL ENERGY AND UTILITIES ....... 68,011,007
..............................................................................
OTHER  — 26.0%
Aerospace  — 0.3%
Non U.S. Companies
50,000 Rolls-Royce Holdings plc† .............. 94,412
U.S. Companies
12,000 AAR Corp.† ............................ 389,160
483,572

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
OTHER (Continued)
Automotive  — 0.2%
Non U.S. Companies
350 Ferrari NV ............................. $ 73,192
8,000 Traton SE .............................. 205,723
U.S. Companies
500 General Motors Co.† .................... 26,355
305,270
Building and Construction  — 1.0%
Non U.S. Companies
500 Acciona SA ............................ 82,938
1,700 Sika AG ............................... 541,402
27,000 Vantage Towers AG ..................... 916,996
U.S. Companies
5,000 Arcosa Inc. ............................ 250,850
1,792,186
Business Services  — 1.5%
Non U.S. Companies
45,000 JCDecaux SA† ......................... 1,195,765
140,000 Sistema PJSC FC, GDR ................. 1,034,600
U.S. Companies
10,000 Diebold Nixdorf Inc.† ................... 101,100
7,500 Macquarie Infrastructure Holdings LLC ... 304,200
2,635,665
Computer Hardware  — 0.0%
U.S. Companies
300 Dell Technologies Inc., Cl. C† ............ 31,212
Computer Software and Services  — 0.6%
Non U.S. Companies
400 Check Point Software Technologies Ltd.† . 45,216
3,600 Prosus NV ............................. 287,692
2,000 Tencent Holdings Ltd. ................... 118,541
U.S. Companies
2,400 FireEye Inc.† ........................... 42,720
2,200 Global Payments Inc. ................... 346,676
1,900 N-Able Inc.† ........................... 23,579
2,700 SolarWinds Corp. ...................... 45,171
550 VMware Inc., Cl. A† .................... 81,785
991,380
Consumer Products  — 2.6%
Non U.S. Companies
16,000 Essity AB, Cl. B ......................... 497,122
500 Ferguson plc ........................... 69,627
1,500 Salvatore Ferragamo SpA† .............. 30,754
4,000 Scandinavian Tobacco Group A/S ........ 79,065
Shares
Market
Value
430,000 Swedish Match AB ..................... $ 3,765,398
4,441,966
Consumer Services  — 0.5%
U.S. Companies
26,000 Matthews International Corp., Cl. A ....... 901,940
Diversified Industrial  — 1.1%
Non U.S. Companies
46,000 Ardagh Group SA ....................... 1,172,540
U.S. Companies
500 Corning Inc. ........................... 18,245
23,000 Trinity Industries Inc. ................... 624,910
1,815,695
Electronics  — 1.9%
Non U.S. Companies
7,000 Kyocera Corp. .......................... 440,271
1,000 Signify NV ............................. 49,983
24,000 Sony Group Corp., ADR ................. 2,653,920
U.S. Companies
800 Axcelis Technologies Inc.† .............. 37,624
1,500 Kimball Electronics Inc.† ................ 38,655
500 Proto Labs Inc.† ....................... 33,300
100 Universal Display Corp. ................. 17,096
3,270,849
Entertainment  — 1.4%
Non U.S. Companies
95,000 Grupo Televisa SAB, ADR ............... 1,043,100
24,000 Manchester United plc, Cl. A ............. 464,880
1,500 Naspers Ltd., Cl. N ..................... 248,288
U.S. Companies
16,000 Fox Corp., Cl. B ........................ 593,920
2,350,188
Financial Services  — 4.2%
Non U.S. Companies
4,500 Brookfield Asset Management Inc., Cl. A .. 240,795
31 Brookfield Asset Management Reinsurance
Partners Ltd., Cl. A ................... 1,722
55,000 Commerzbank AG† ..................... 366,647
50,000 Credit Suisse Group AG ................. 498,632
20,000 Credit Suisse Group AG, ADR ............ 197,200
65,000 GAM Holding AG† ...................... 118,569
15,000 Janus Henderson Group plc ............. 619,950
10,000 Kinnevik AB, Cl. A† ..................... 392,945
135,000 Orascom Financial Holding SAE† ......... 2,130
100,000 Resona Holdings Inc. ................... 403,253
30,000 UBS Group AG ......................... 482,858
30,000 UBS Group AG ......................... 478,200

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
OTHER (Continued)
Financial Services (Continued)
U.S. Companies
7,500 AllianceBernstein Holding LP ............ $ 371,850
20,000 Bank of America Corp. .................. 849,000
500 M&T Bank Corp. ....................... 74,670
15,000 The Bank of New York Mellon Corp. ...... 777,600
1,200 The Goldman Sachs Group Inc. .......... 453,636
17,700 UGI Corp. .............................. 754,374
4,000 Wells Fargo & Co. ...................... 185,640
7,269,671
Food and Beverage  — 5.3%
Non U.S. Companies
110 Chocoladefabriken Lindt & Spruengli AG .. 1,229,894
3,000 Chr. Hansen Holding A/S ................ 245,047
45,000 Davide Campari-Milano NV .............. 634,892
7,500 Diageo plc, ADR ........................ 1,447,500
6,000 Fomento Economico Mexicano SAB de CV,
ADR ................................ 520,320
6,500 Heineken NV ........................... 679,141
700 Kerry Group plc, Cl. A ................... 93,936
3,000 Kikkoman Corp. ........................ 245,024
55,000 Maple Leaf Foods Inc. .................. 1,117,717
10,000 Nestlé SA .............................. 1,209,292
2,000 Pernod Ricard SA ...................... 441,795
2,000 Remy Cointreau SA ..................... 388,047
1,000 Yakult Honsha Co. Ltd. .................. 50,856
U.S. Companies
10,000 McCormick & Co. Inc., Non-Voting ....... 810,300
9,113,761
Health Care  — 0.5%
U.S. Companies
16,700 Pfizer Inc. ............................. 718,267
2,000 PPD Inc.† ............................. 93,580
811,847
Hotels and Gaming  — 1.0%
Non U.S. Companies
150,000 Genting Singapore Ltd. ................. 79,540
400,000 Mandarin Oriental International Ltd.† ..... 836,000
370,000 The Hongkong & Shanghai Hotels Ltd.† .. 346,490
U.S. Companies
1,500 Churchill Downs Inc. .................... 360,120
1,622,150
Machinery  — 2.0%
Non U.S. Companies
185,000 CNH Industrial NV ...................... 3,072,850
Shares
Market
Value
U.S. Companies
3,000 Xylem Inc. ............................. $ 371,040
3,443,890
Specialty Chemicals  — 1.7%
Non U.S. Companies
6,000 Axalta Coating Systems Ltd.† ............ 175,140
600 Givaudan SA ........................... 2,743,924
U.S. Companies
300 Air Products and Chemicals Inc. ......... 76,833
2,995,897
Transportation  — 0.2%
U.S. Companies
4,500 GATX Corp. ............................ 403,020
TOTAL OTHER .................... 44,680,159
..............................................................................
COMMUNICATIONS  — 17.0%
Cable and Satellite  — 6.0%
Non U.S. Companies
11,000 Cogeco Inc. ............................ 783,357
100,000 ITV plc† ............................... 143,633
27,100 Liberty Global plc, Cl. A† ................ 807,580
44,000 Liberty Global plc, Cl. C† ................ 1,296,240
30,000 Liberty Latin America Ltd., Cl. A† ........ 392,400
3,632 Liberty Latin America Ltd., Cl. C† ........ 47,652
45,000 Rogers Communications Inc., Cl. B ....... 2,098,800
6,000 Shaw Communications Inc., Cl. B ........ 174,420
U.S. Companies
200 Charter Communications Inc., Cl. A† ..... 145,512
16,000 Comcast Corp., Cl. A .................... 894,880
37,000 DISH Network Corp., Cl. A† ............. 1,608,020
6,000 EchoStar Corp., Cl. A† .................. 153,060
168 Liberty Broadband Corp., Cl. B† .......... 28,841
85,000 WideOpenWest Inc.† ................... 1,670,250
10,244,645
Telecommunications  — 9.4%
Non U.S. Companies
37,000 BCE Inc. ............................... 1,852,220
140,000 BT Group plc, Cl. A† .................... 301,440
44,000 Deutsche Telekom AG ................... 886,629
56,000 Deutsche Telekom AG, ADR ............. 1,128,400
12,000 Itissalat Al-Maghrib ..................... 189,043
465,000 Koninklijke KPN NV ..................... 1,462,388
95,000 Orange Belgium SA ..................... 2,137,040
5,000 Orange SA, ADR ........................ 54,150
27,000 Orascom Investment Holding, GDR ...... 702
60,000 Pharol SGPS SA† ...................... 6,366
8,000 Proximus SA ........................... 158,833
1,200 Swisscom AG .......................... 691,968
2,000 Swisscom AG, ADR ..................... 115,020

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Telecommunications (Continued)
Non U.S. Companies (Continued)
40,000 Telecom Italia SpA ...................... $ 15,726
13,500 Telefonica Brasil SA, ADR ............... 104,760
200,000 Telefonica Deutschland Holding AG ....... 569,445
72,791 Telefonica SA, ADR ..................... 342,846
70,000 Telekom Austria AG ..................... 604,890
25,000 Telenet Group Holding NV ............... 954,480
5,000 TELUS Corp. ........................... 109,901
300,000 VEON Ltd., ADR† ....................... 624,000
U.S. Companies
7,000 AT&T Inc. .............................. 189,070
15,165 Loral Space & Communications Inc. ...... 652,247
60,000 Lumen Technologies Inc. ................ 743,400
100 Motorola Solutions Inc. ................. 23,232
10,000 Shenandoah Telecommunications Co. .... 315,800
15,000 Telephone and Data Systems Inc. ........ 292,500
1,000 T-Mobile US Inc.† ...................... 127,760
30,000 Verizon Communications Inc. ............ 1,620,300
16,274,556
Wireless Communications  — 1.6%
Non U.S. Companies
3,000 America Movil SAB de CV, Cl. L, ADR ..... 53,010
5,000 Infrastrutture Wireless Italiane SpA ....... 55,809
20,000 Millicom International Cellular SA, SDR† .. 726,720
6,000 Mobile TeleSystems PJSC, ADR .......... 57,840
6,000 SK Telecom Co. Ltd., ADR† .............. 180,600
20,000 Turkcell Iletisim Hizmetleri A/S, ADR ..... 87,000
75,000 Vodafone Group plc, ADR ............... 1,158,750
U.S. Companies
4,000 Anterix Inc.† ........................... 242,800
8,000 United States Cellular Corp.† ............ 255,120
2,817,649
TOTAL COMMUNICATIONS ........... 29,336,850
..............................................................................
INDEPENDENT POWER PRODUCERS AND ENERGY
TRADERS  — 0.1%
Independent Power Producers and Energy
Traders  — 0.1%
U.S. Companies
3,000 NRG Energy Inc. ....................... 122,490
..............................................................................
ENVIRONMENTAL SERVICES  — 0.0%
Water  — 0.0%
U.S. Companies
1,500 Evoqua Water Technologies Corp.† ....... 56,340
..............................................................................
Shares
Market
Value
DIVERSIFIED INDUSTRIAL  — 0.0%
Electronics  — 0.0%
U.S. Companies
100 Roper Technologies Inc. ................ $ 44,613
..............................................................................
TOTAL COMMON STOCKS ........... 142,251,459
CLOSED-END FUNDS — 0.0%
10,000 Altaba Inc., Escrow† .................... 65,750
..............................................................................
RIGHTS — 0.0%
ENERGY AND UTILITIES  — 0.0%
Environmental Services  — 0.0%
Non U.S. Companies
13,000 Veolia Environnement SA, expire
10/01/21† ........................... 10,812
..............................................................................
OTHER  — 0.0%
Health Care  — 0.0%
Non U.S. Companies
17,029 Ipsen SA/Clementia, CVR†(a) ............ 0
..............................................................................
TOTAL RIGHTS .................... 10,812
WARRANTS — 0.0%
ENERGY AND UTILITIES  — 0.0%
Natural Resources  — 0.0%
U.S. Companies
1,500 Occidental Petroleum Corp., expire
08/03/27† ........................... 17,775
Services  — 0.0%
Non U.S. Companies
2,850 Weatherford International plc, expire
12/13/23† ........................... 998
TOTAL ENERGY AND UTILITIES ....... 18,773
..............................................................................
TOTAL WARRANTS ................. 18,773
Principal
Amount
CONVERTIBLE CORPORATE BONDS — 0.0%
OTHER  — 0.0%
Financial Services  — 0.0%
Non U.S. Companies
$ 25,000 Credit Suisse Group Guernsey VII Ltd.,
3.000%, 11/12/21(b) ................. 28,905
..............................................................................

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS — 17.4%
$ 123,000 U.S. Cash Management Bill,
0.031%††, 11/01/21 .................. $ 122,994
29,795,000 U.S. Treasury Bills,
0.035% to 0.059%††, 10/07/21 to
03/31/22(c) .......................... 29,793,063
..............................................................................
TOTAL U.S. GOVERNMENT OBLIGATIONS 29,916,057
TOTAL INVESTMENTS — 100.0%
(Cost $133,652,088) .................... $ 172,291,756
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) At September 30, 2021, $900,000 of the principal amount was pledged as collateral for current or potential holdings.
† Non-income producing security.
†† Represents annualized yield(s) at date(s) of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
GDR Global Depositary Receipt
SDR Swedish Depositary Receipt
Geographic Diversification
% of Total
Investments
Market
Value
United States ........................ 54.4% $ 93,734,462
Europe .............................. 33.5 57,781,677
Canada .............................. 5.8 9,984,455
Japan ............................... 2.8 4,885,170
Asia/Pacific ......................... 1.9 3,335,259
Latin America ....................... 1.3 2,130,570
South Africa ......................... 0.2 248,288
Africa/Middle East ................... 0.1 191,875
Total Investments ................... 100.0% $ 172,291,756